Investments Accounted for Using the Equity Method and Put Right Liabilities - Additional Information (Detail) ¥ in Thousands, $ in Thousands	4 Months Ended		12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($) shares	Aug. 31, 2021 CNY (¥)	Jul. 31, 2021 shares	Sep. 15, 2020 CNY (¥)	Jun. 16, 2019 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Disposal of an equity method investment					¥ 407,598
Common stock, shares outstanding | shares	164,888,519		183,826,753		164,888,519		183,826,753
Equity in loss of affiliate			¥ (367,883)	$ (57,729)	¥ (108,587)	¥ 0
Investments in subsidiaries	¥ 664,832		¥ 352,106		¥ 664,832		$ 55,253
I-Mab Hangzhou [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment fair value							112,039			¥ 764,352
Assets recognized value | $							$ 105,000
Equity method investment, Ownership percentage			10.00%				10.00%
Amounts received on behalf of an affiliate		$ 30,000	¥ 281	44
Common stock, shares outstanding | shares	25,500,000				25,500,000
Purchase price committed | $							$ 3,000
Investments in subsidiaries	¥ 664,832		346,247		¥ 664,832
Imab Hong Kong [member]
Schedule of Equity Method Investments [Line Items]
Registered capital of subsidiary											¥ 30,000
Common stock, shares outstanding | shares	13,500,000				13,500,000
Management Holdco [Member] | I-Mab Hangzhou [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, Ownership percentage	10.00%				10.00%
Equity in loss of affiliate	¥ 8,456		¥ 28,236
Shares subscribed,not yet been purchased or issued | shares	4,500,000				4,500,000
Shares, Issued | shares			750,000				750,000
Registered capital of affiliates | $							$ 3,000
Cash Commitment | $				3,000
Esop Holdco [Member] | I-Mab Hangzhou [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, Ownership percentage	5.00%		5.00%		5.00%		5.00%
Registered capital of affiliates | $							$ 1,500
Domestic Investors [Member]
Schedule of Equity Method Investments [Line Items]
Common stock, shares outstanding | shares	12,000,000				12,000,000
Domestic Investors [Member] | I-Mab Hangzhou [Member]
Schedule of Equity Method Investments [Line Items]
Registered capital of subsidiary | $							$ 12,000
Equity method investment, Ownership percentage	40.00%		40.00%		40.00%		40.00%
Cash Payments | $				$ 120,000
Imab Hong Kong [member] | I-Mab Hangzhou [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, Ownership percentage	45.00%				45.00%
HLBV Method [Member] | I-Mab Hangzhou [Member]
Schedule of Equity Method Investments [Line Items]
Equity in loss of affiliate	¥ 67,425		¥ 309,208
Group's Share Based Compensation [Member] | I-Mab Hangzhou [Member]
Schedule of Equity Method Investments [Line Items]
Equity in loss of affiliate			13,267		¥ 32,707
Partnership Agreement [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, Ownership percentage									4.00%
Equity in loss of affiliate			141
Shares subscribed,not yet been purchased or issued | shares									20,000
Investments in subsidiaries			5,859					¥ 6,000
I-Mab Hangzhou Share Based Compensation [Member] | I-Mab Hangzhou [Member]
Schedule of Equity Method Investments [Line Items]
Equity in loss of affiliate			¥ 17,031